Income tax - Tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax
Income / (loss) from continuing operations before income tax	$ 190,518	$ (90,669)	$ (371,696)
Loss from discontinued operations before income tax		(21,196)	(4,492)
Income / (loss) for the year before income tax	190,518	(111,865)	(376,188)
Tax calculated at the tax rate in each country	(57,275)	37,397	110,056
Adjustments
Non-taxable income	17,624	19,630	10,079
Expenses related to non-taxable income	(19,005)	(21,967)	(19,725)
Non-deductible expenses	(14,402)	(4,836)	(5,831)
Effect of tax inflation adjustment	(123,956)	(74,042)	(25,680)
Effect of inflation adjustment	10,253	(29,038)	(9,480)
Effect of asset revaluation for tax purposes	141,030	79,667	44,423
Inflation adjustment for tax purposes of tax losses	57,322	0	0
Unrecognized deferred taxes	(43,861)	(48,344)	(86,199)
Income tax rate change		(17,444)	0
Investment project exonerations	6,095	0	0
Other	1,292	(10,134)	(3,348)
Total tax expense (income)	$ (24,883)	$ (69,111)	$ 14,295